Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule Of Loss Before Income Tax
Loss before income taxes was as follows for the years ended December 31, (in thousands):

	2021	2020	2019
U.S. operations	$(61,541)	$(17,041)	$(20,996)
Non-U.S. operations	(6,746)	(797)	(1,319)

Loss before provision for income taxes	$(68,287)	$(17,838)	$(22,315)

Schedule of Components of Income Tax Expense (Benefit)
The benefit from (provision for) income taxes consisted of the following for the years ended December 31, (in thousands):

	2021	2020	2019
Current:
U.S.	$—	$(71)	$(74)
State and local	1	1	1

Total current	1	(70)	(73)

Deferred:
U.S.	—	71	71

Total deferred	—	71	71

Total provision for (benefit from) income taxes	$1	$1	$(2)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the Company’s effective tax rate and the federal statutory rate was as follows:

	2021	2020	2019
Income tax benefit at Cayman statutory rate	0.00%	0.00%	0.00%
U.S. and non-U.S. rate differential	19.49%	20.96%	21.34%
State taxes	3.94%	5.13%	0.90%
R&D credits	3.00%	3.31%	4.20%
Change in valuation allowance	(25.79%)	(22.72%)	(25.25%)
Non-deductible equity issuance costs	—%	(5.49%)	—%
Share-based compensation	(0.66%)	(0.90%)	(1.03%)
Other, net	0.02%	(0.29%)	(0.15	% )

Effective tax rate	0.00%	0.00%	0.01%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets are shown below (in thousands).

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$48,179	$34,149
R&D credits	14,317	12,524
Lease liabilities	3,662	710
Share-based compensation	3,223	408
Deferred revenues	1,575	2,163
Other	1,047	208

Total deferred tax assets	72,003	50,162
Deferred tax liabilities:
IPR&D	(5,841)	(4,655)
Right-of-use assets	(3,553)	(587)
Intangible assets	(2,445)	(2,359)

Total deferred tax liabilities	(11,839)	(7,601)

Net deferred tax assets	60,164	42,561
Less: valuation allowance	(61,044)	(43,441)

Total net deferred tax liabilities	$(880)	$(880)

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows (in thousands):

	December 31,
	2021	2020
Beginning balance	$2,282	$1,973
Additions based on tax positions related to the current year	485	309

Ending balance	$2,767	$2,282